SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
SEGMENT REPORTING

19.   SEGMENT REPORTING

Segment information is prepared on the same basis that our CEO, who is our CODM, manages the segments, evaluates financial results, and makes key operating decisions. The CODM evaluates the performance of its operating segments based on net revenues and operating income. Segment information is prepared on the same basis that the Company’s CEO, who is the CODM, manages the segments, evaluates financial results, and makes key operating decisions. The CODM evaluates the performance of its operating segments based on net revenues and operating income. Significant expenses within operating income, as well as within net income, mainly include cost of materials, store rental and other operating costs, delivery expenses, sales and marketing expenses and general and administrative expenses, which are each separately presented on the Company’s Consolidated Statements of Operations. Other segment items within net income mainly include interest and investment income, other income, net, and income tax expense.

The Group has one reportable operating segment: PRC segment, which is encompassing our operations in the PRC, stands as the Group’s most mature business and has achieved significant scale. The PRC segment derives its revenue through two primary sources: product sales from physical and online stores, and partnership revenue generated from domestic retail partners. All other operating segments, which comprised the Group’s operations in Singapore and the U.S., do not meet the quantitative thresholds for the determination of reportable segment.

19.   SEGMENT REPORTING (CONTINUED)

The following tables present selected financial information with respect to the Group’s single reportable segment. All intercompany revenues and expenses are eliminated in computing revenues and operating income.

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment:
Total net revenues	24,870,496	34,336,827	49,003,619	6,994,222
Depreciation and amortization expenses	(600,914)	(1,177,234)	(1,535,095)	(219,102)
Operating income	3,078,018	3,501,834	5,253,819	749,870

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment:
Revenues from product sales	18,644,720	26,591,586	37,413,748	5,340,015
Freshly brewed drinks	16,845,573	24,365,054	34,344,185	4,901,900
Other products	1,241,512	1,683,648	2,311,145	329,867
Others	557,635	542,884	758,418	108,248
Revenues from partnership stores	6,225,776	7,745,241	11,589,871	1,654,207
PRC segment total net revenues (1)	24,870,496	34,336,827	49,003,619	6,994,222

Reconciliation:
All other revenues(2)	32,670	137,987	284,476	40,603
Total net revenues	24,903,166	34,474,814	49,288,095	7,034,825
(1)	The reportable segment’s total net revenues reflect the Group’s domestic operations in PRC.
(2)	All other revenues represent sales within our self- operated stores in Singapore and the United States and franchisee revenue from overseas exclusive partners.

19.  SEGMENT REPORTING (CONTINUED)

	For the year ended
	December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
PRC segment operating income	3,078,018	3,501,834	5,253,819	749,870

Reconciliation:
Corporate and other unallocated income/(expenses)(1)	(14,983)	115,595	(43,768)	(6,247)
Operating loss from other operations(2)	(42,612)	(47,360)	(137,116)	(19,570)
Total consolidated operating income	3,020,423	3,570,069	5,072,935	724,053
Interest and other income/(loss), net(3)	81,741	156,193	207,240	29,579
Total consolidated income before income taxes	3,102,164	3,726,262	5,280,175	753,632
(1)	Corporate and other unallocated expenses represent corporate overhead expenses that have not been allocated to any segment for reporting purposes including general and administrative expenses, losses and expenses related to Fabricated Transactions and Restructuring, etc.
(2)	Amounts reflect the net loss from operations related to our operations outside PRC.
(3)	Amounts reflect the difference between the consolidated operating income and the income before income taxes which are not reviewed at the segment level by CODM. This primarily includes interest and investment income, interest and financing expenses, foreign exchange gain/(loss), Other income/(loss) and provision for equity litigants settlement, etc.

	As of December 31,
	2024	2025
	RMB	RMB	US$
PRC segment:
Total long-lived assets(1)	10,887,651	13,550,932	1,934,107
Total assets	21,591,523	29,480,222	4,207,673
(1)	Total long-lived assets primarily consist of the property and equipment and the Group’s operating lease right-of-use asset.